UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22392

Cohen & Steers Preferred Securities and Income Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2012

Item 1. Schedule of Investments

Cohen & Steers Preferred Securities and Income Fund, Inc.

SCHEDULE OF INVESTMENTS

March 31, 2012 (Unaudited)

	Number of Shares	Value

PREFERRED SECURITIES—$25 PAR VALUE 41.9%
BANK 11.1%
Ally Financial, 7.25%, due 2/7/33	95,720	$2,169,972
Ally Financial, 7.30%, due 3/9/31, (PINES)	141,284	3,183,128
Ally Financial, 7.35%, due 8/8/32	110,214	2,520,594
BAC Capital Trust II, 7.00%, due 2/1/32, Series V	81,671	2,036,875
Bank of America Corp., 8.625%, Series VIII	69,801	1,789,698
Citigroup Capital VIII, 6.95%, due 9/15/31, (TruPS)	625,896	15,647,400
Citigroup Capital XIV, 6.875%, due 6/30/66, (TruPS)	123,327	3,062,209
Citigroup Capital XV, 6.50%, due 9/15/66, (TruPS)	229,927	5,651,606
Citigroup Capital XVI, 6.45%, due 12/31/66, Series W (TruPS)	344,386	8,368,580
Citigroup Capital XVII, 6.35%, due 3/15/67, Series E	112,200	2,733,192
CoBank ACB, 7.00%, 144A ($50 Par Value)(a),(b)	122,000	5,802,625
Countrywide Capital IV, 6.75%, due 4/1/33	195,971	4,611,198
Countrywide Capital V, 7.00%, due 11/1/36	513,580	12,259,155
Fifth Third Capital Trust VI, 7.25%, due 11/15/67, (FRN)	135,739	3,428,767
First Niagara Financial Group, 8.625%, Series B	286,031	7,885,875
First Republic Bank, 6.70%, Series A	241,000	6,099,710
Fleet Capital Trust VIII, 7.20%, due 3/15/32	79,636	1,982,140
KeyCorp, 7.75%, due 12/31/49, Series A ($100 Par Value)(Convertible)	14,962	1,685,544
MBNA Capital, 8.10%, due 2/15/33, Series E (TOPrS)	59,502	1,505,401
Regions Financing Trust III, 8.875%, due 6/15/78	46,146	1,179,030
US Bancorp, 6.50%, Series F	204,861	5,570,171
Zions Bancorp, 9.50%, due 12/29/49, Series C	418,351	10,906,410
		110,079,280

	Number of Shares	Value

BANK—FOREIGN 4.3%
Barclays Bank PLC, 6.625%, Series II	3,426	$82,018
Barclays Bank PLC, 7.10%, Series III	38,886	962,429
Barclays Bank PLC, 7.75%, Series IV	429,568	10,825,114
Deutsche Bank Capital Funding Trust VIII, 6.375%	179,174	4,278,675
Deutsche Bank Capital Funding Trust X, 7.35%	233,564	5,832,093
Deutsche Bank Contingent Capital Trust III, 7.60%	262,556	6,737,187
National Westminster Bank PLC, 7.76%, Series C	367,720	8,582,585
Royal Bank of Scotland Group PLC, 7.25%, Series H	119,000	2,634,660
Royal Bank of Scotland Group PLC, 6.40%, Series M	159,492	2,622,048
Royal Bank of Scotland Group PLC, 6.35%, Series N	21,900	353,904
		42,910,713
ELECTRIC—INTEGRATED 1.6%
DTE Energy Co., 6.50%, due 12/1/61	220,000	5,999,400
NextEra Energy Capital Holdings, 5.70%, due 3/1/72, Series G	400,000	10,020,000
		16,019,400
FINANCE—INVESTMENT BANKER/BROKER 1.7%
Merrill Lynch Capital Trust II, 6.45%, due 6/15/62, (ICONs)(FRN)	39,825	945,047
Morgan Stanley, 4.00%, Series A (FRN)	86,681	1,620,935
Morgan Stanley Capital Trust III, 6.25%, due 3/1/33	117,885	2,848,102
Morgan Stanley Capital Trust VII, 6.60%, due 10/15/66	199,968	4,861,222
Raymond James Financial, 6.90%, due 3/15/42	248,040	6,444,079
		16,719,385
INSURANCE 8.9%
LIFE/HEALTH INSURANCE—FOREIGN 1.6%
Aegon NV, 6.375%	141,917	3,420,200
Aegon NV, 6.875%	181,432	4,436,012
Aegon NV, 7.25%	115,448	2,887,354
Aegon NV, 8.00%, due 2/15/42	112,000	2,927,680
Aviva PLC, 8.25%, due 12/1/41	84,450	2,233,703
		15,904,949

	Number of Shares	Value

MULTI—LINE 0.9%
American Financial Group, 7.00%, due 9/30/50	56,569	$1,480,977
American International Group, 7.70%, due 12/18/62	264,253	6,616,895
American International Group, 6.45%, due 6/15/77, Series A-4	50,000	1,182,000
		9,279,872
MULTI—LINE—FOREIGN 3.8%
Allianz SE, 8.375%(c)	115,475	3,002,350
ING Groep N.V., 6.125%	248,344	5,331,946
ING Groep N.V., 6.375%	247,775	5,426,272
ING Groep N.V., 7.05%	233,152	5,448,762
ING Groep N.V., 7.20%	108,926	2,583,725
ING Groep N.V., 7.375%	474,685	11,335,478
ING Groep N.V., 8.50%	187,318	4,739,145
		37,867,678
REINSURANCE—FOREIGN 2.6%
Arch Capital Group Ltd., 6.75%	328,000	8,347,600
Axis Capital Holdings Ltd., 6.875%, Series C	420,000	10,920,000
Endurance Specialty Holdings Ltd., 7.50%, Series B	154,298	3,983,974
Montpelier Re Holdings Ltd., 8.875%	80,175	2,184,769
		25,436,343
TOTAL INSURANCE		88,488,842

INTEGRATED TELECOMMUNICATIONS SERVICES 2.9%
Qwest Corp., 7.00%, due 4/1/52	182,500	4,617,250
Qwest Corp., 7.375%, due 6/1/51	358,080	9,324,403
Qwest Corp., 7.50%, due 9/15/51	254,205	6,637,293
Telephone & Data Systems, 6.875%, due 11/15/59	136,432	3,562,239
Telephone & Data Systems, 7.00%, due 3/15/60	187,146	4,905,097
		29,046,282

	Number of Shares	Value

REAL ESTATE 10.6%
DIVERSIFIED 2.5%
Colony Financial, 8.50%, Series A	100,000	$2,500,000
Cousins Properties, 7.75%, Series A	130,638	3,268,563
Cousins Properties, 7.50%, Series B	83,350	2,081,666
DuPont Fabros Technology, 7.875%, Series A	297,329	7,694,875
Lexington Corporate Properties Trust, 8.05%, Series B	121,673	3,066,160
Lexington Realty Trust, 7.55%, Series D	204,693	5,025,213
Sovereign Real Estate Investment Trust, 12.00%, 144A ($1,000 Par Value)(a)	1,500	1,758,151
		25,394,628
HEALTH CARE 0.2%
Cogdell Spencer, 8.50%, Series A	65,000	1,646,125

HOTEL 2.4%
Hersha Hospitality Trust, 8.00%, Series B	115,335	2,852,235
Hospitality Properties Trust, 7.125%, Series D	50,000	1,258,500
LaSalle Hotel Properties, 7.50%, Series H	99,900	2,528,469
Pebblebrook Hotel Trust, 7.875%, Series A	173,381	4,490,568
Strategic Hotels & Resorts, 8.50%, Series A	190,496	5,903,471
Strategic Hotels & Resorts, 8.25%, Series B	82,000	2,487,880
Sunstone Hotel Investors, 8.00%, Series A	33,000	810,150
Sunstone Hotel Investors, 8.00%, Series D	138,620	3,418,369
		23,749,642
INDUSTRIAL 0.5%
First Potomac Realty Trust, 7.75%, Series A	192,001	4,801,945

OFFICE 1.5%
BioMed Realty Trust, 7.375%, Series A	60,000	1,509,000
CommonWealth REIT, 6.50%, Series D (Convertible)	226,959	4,847,844
Hudson Pacific Properties, 8.375%, Series B	217,247	5,736,407
SL Green Realty Corp., 7.625%, Series C	129,430	3,256,459
		15,349,710

	Number of Shares	Value
OFFICE/INDUSTRIAL 0.2%
PS Business Parks, 7.00%, Series H	64,948	$1,637,988

RESIDENTIAL 1.1%
APARTMENT 0.6%
Apartment Investment & Management Co., 7.75%, Series U	116,966	2,935,846
Apartment Investment & Management Co., 8.00%, Series V	35,150	891,404
Apartment Investment & Management Co., 7.875%, Series Y	88,000	2,224,640
		6,051,890
MANUFACTURED HOME 0.5%
Equity Lifestyle Properties, 8.034%, Series A	212,920	5,418,814
TOTAL RESIDENTIAL		11,470,704

SHOPPING CENTER 2.1%
COMMUNITY CENTER 1.4%
Cedar Shopping Centers, 8.875%, Series A	38,000	953,420
DDR Corp., 7.375%, Series H	128,587	3,224,319
DDR Corp., 7.50%, Series I	148,100	3,706,943
Kite Realty Group Trust, 8.25%, Series A	102,490	2,573,524
Weingarten Realty Investors, 6.95%, Series E	115,000	2,878,450
		13,336,656
FREE STANDING 0.2%
Realty Income Corp., 6.625%, Series F	90,000	2,290,500

REGIONAL MALL 0.5%
CBL & Associates Properties, 7.375%, Series D	202,810	5,070,250
TOTAL SHOPPING CENTER		20,697,406

SPECIALTY 0.1%
Entertainment Properties Trust, 7.375%, Series D	45,039	1,124,624
TOTAL REAL ESTATE		105,872,772

TRANSPORT—MARINE 0.8%
Seaspan Corp., 9.50%, due 1/29/49, Series C	308,830	8,338,410
TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$402,159,160)		417,475,084

	Number of Shares	Value

PREFERRED SECURITIES—CAPITAL SECURITIES 52.3%
BANK 14.2%
Citigroup Capital III, 7.625%, due 12/1/36	3,000,000	$3,069,372
CoBank ACB, 11.00%, Series C, 144A ($50 Par Value)(a)	45,000	2,439,846
Countrywide Capital III, 8.05%, due 6/15/27, Series B	1,010,000	1,030,200
Farm Credit Bank of Texas, 10.00%, due 12/15/20, ($1,000 Par Value) Series I	14,200	16,849,187
Goldman Sachs Capital I, 6.345%, due 2/15/34	12,090,000	11,313,701
Huntington Bancshares, 8.50%, due 12/31/49, Series A (Convertible)	4,500	5,217,480
JP Morgan Chase & Co., 7.90%, due 4/29/49, Series I (FRN)	24,850,000	27,318,152
JP Morgan Chase Capital XVIII, 6.95%, due 8/17/36, Series R	3,500,000	3,528,000
JP Morgan Chase Capital XXV, 6.80%, due 10/1/37, Series Y	8,500,000	8,590,100
M&T Capital Trust II, 8.277%, due 6/1/27	6,000,000	6,195,102
NB Capital Trust II, 7.83%, due 12/15/26	1,750,000	1,756,563
NB Capital Trust IV, 8.25%, due 4/15/27	1,850,000	1,900,875
PNC Financial Services Group, 6.75%, due 7/29/49, (FRN)	11,200,000	11,854,472
Wells Fargo & Co., 7.98%, due 3/29/49, Series K (FRN)	14,850,000	16,242,187
Wells Fargo & Co., 7.50%, Series L (Convertible)	21,480	23,986,716
		141,291,953

	Number of Shares	Value

BANK—FOREIGN 13.0%
Abbey National Capital Trust I, 8.963%, due 12/29/49	10,200,000	$10,404,000
Banco do Brasil SA/Cayman, 9.25%, due 12/31/49, 144A(a)	11,950,000	13,025,500
Barclays Bank PLC, 6.278%, due 12/31/49	10,250,000	8,597,188
Barclays Bank PLC, 6.86%, due 12/31/49, 144A(a)	6,000,000	5,670,000
BNP Paribas, 7.195%, due 12/31/49, 144A(a)	7,350,000	6,596,625
Claudius Ltd., 7.875%, due 12/12/49	2,540,000	2,603,500
HBOS Capital Funding LP, 6.85%, due 12/31/49	3,300,000	2,376,000
HSBC Capital Funding LP, 10.176%, due 12/29/49, 144A(a)	20,274,000	26,964,420
LBG Capital No.1 PLC, 8.00%, due 12/29/49, 144A(a)	3,550,000	3,087,431
Lloyds TSB Bank PLC, 6.35%, due 12/31/49	4,070,000	4,256,218
Lloyds TSB Bank PLC, 9.875%, due 12/16/21, (FRN)	3,000,000	3,217,500
Rabobank Nederland, 8.40%, due 12/31/49	13,150,000	13,511,625
Rabobank Nederland, 11.00%, due 6/29/49, 144A(a)	9,180,000	11,717,774
Resona Preferred Global Securities, 7.191%, due 12/29/49, 144A (FRN)(a)	3,000,000	3,137,289
Royal Bank of Scotland PLC, 9.50%, due 3/16/22, (FRN)	2,500,000	2,613,600
SMFG Preferred Capital, 9.50%, due 7/29/49, 144A (FRN)(a)	6,000,000	7,080,000
Standard Chartered PLC, 7.014%, due 7/29/49, 144A(a)	4,450,000	4,333,713
		129,192,383
FINANCE 3.0%
CREDIT CARD 1.6%
American Express Co., 6.80%, due 9/1/66	5,805,000	5,942,869
Capital One Capital III, 7.686%, due 8/15/36	10,000,000	10,100,000
		16,042,869
DIVERSIFIED FINANCIAL SERVICES 0.6%
Credit Suisse Group Guernsey I Ltd., 7.875%, due 2/24/41	6,000,000	5,922,000

INVESTMENT ADVISORY SERVICES—FOREIGN 0.3%
Old Mutual PLC, 8.00%, due 6/3/21, (GBP)	2,000,000	3,321,990

INVESTMENT BANKER/BROKER 0.5%
Charles Schwab Corp., 7.00%, due 12/31/49	4,500,000	4,803,345
TOTAL FINANCE		30,090,204

	Number of Shares	Value

INSURANCE 14.3%
LIFE/HEALTH INSURANCE 0.7%
American General Institutional Capital B, 8.125%, due 3/15/46, 144A(a)	4,050,000	$4,151,250
Great-West Life & Annuity Insurance Co., 7.153%, due 5/16/46, 144A(a)	2,800,000	2,814,000
		6,965,250
LIFE/HEALTH INSURANCE—FOREIGN 1.5%
Dai-Ichi Mutual Life, 7.25%, due 12/29/49, 144A(a)	3,500,000	3,628,618
Prudential PLC, 7.75%, due 6/23/16	10,880,000	11,119,360
		14,747,978
MULTI—LINE 5.2%
American International Group, 8.175%, due 5/15/58, (FRN)	22,317,000	23,734,129
MetLife Capital Trust IV, 7.875%, due 12/15/37, 144A(a)	11,565,000	12,779,325
MetLife Capital Trust X, 9.25%, due 4/8/38, 144A(a)	13,025,000	15,760,250
		52,273,704
MULTI—LINE—FOREIGN 2.3%
AXA SA, 8.60%, due 12/15/30	5,000,000	5,534,770
AXA SA, 6.379%, due 12/31/49, 144A(a)	4,250,000	3,538,125
AXA SA, 6.463%, due 12/31/49, 144A(a)	2,500,000	2,193,750
Cloverie PLC, 8.25%, due 12/31/49	4,050,000	4,281,862
Old Mutual Capital Funding PLC, 8.00%, due 5/29/49	7,250,000	7,217,375
		22,765,882
PROPERTY CASUALTY 1.5%
Liberty Mutual Group, 7.80%, due 3/15/37, 144A(a)	7,225,000	7,080,500
Mitsui Sumitomo Insurance Co., Ltd., 7.00%, due 3/15/72, 144A(a)	8,000,000	8,079,648
		15,160,148
REINSURANCE 0.4%
Reinsurance Group of America, 6.75%, due 12/15/65	4,000,000	3,702,936

	Number of Shares	Value

REINSURANCE—FOREIGN 2.7%
Aquarius + Investments PLC, 8.25%, due 12/31/49	6,980,000	$6,997,450
Catlin Insurance Co., 7.249%, due 12/31/49, 144A(a)	10,150,000	9,363,375
QBE Capital Funding III Ltd., 7.25%, due 5/24/41, 144A(a)	5,275,000	4,979,769
Swiss Re Capital I LP, 6.854%, due 5/29/49, 144A(a)	3,000,000	2,834,403
Swiss Reinsurance Co. Ltd., Series I, 7.635%, due 12/31/49, (Australia)(AUD)	3,000,000	2,508,187
		26,683,184
TOTAL INSURANCE		142,299,082

INTEGRATED TELECOMMUNICATIONS SERVICES 2.2%
Centaur Funding Corp., 9.08%, due 4/21/20, 144A(a)	19,027	22,089,158

OIL & GAS EXPLORATION & PRODUCTION 0.3%
Origin Energy Finance Ltd., 7.875%, due 6/16/71, (Australia) (EUR)(d)	2,000,000	2,657,637

PIPELINES 2.9%
Enbridge Energy Partners LP, 8.05%, due 10/1/37	10,500,000	11,419,443
Enterprise Products Operating LLC, 7.034%, due 1/15/68, Series B	7,850,000	8,448,798
Enterprise Products Operating LP, 8.375%, due 8/1/66	8,126,000	8,865,401
		28,733,642
UTILITIES 2.4%
ELECTRIC UTILITIES 0.8%
FPL Group Capital, 7.30%, due 9/1/67, Series D	7,200,000	7,604,467

GAS UTILITIES 0.2%
Southern Union Co., 3.564%, due 11/1/66, (FRN)	2,873,000	2,531,831

	Number of Shares	Value

MULTI UTILITIES 1.4%
Dominion Resources, 7.50%, due 6/30/66, Series A	7,395,000	$7,771,775
PPL Capital Funding, 6.70%, due 3/30/67, Series A	5,838,000	5,844,107
		13,615,882
TOTAL UTILITIES		23,752,180

TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$506,985,526)		520,106,239

	Principal Amount

CORPORATE BONDS 3.4%
BANK 0.6%
Regions Financial Corp., 7.375%, due 12/10/37	$5,750,000	5,764,375

INSURANCE 1.1%
LIFE/HEALTH INSURANCE 0.1%
American General Institutional Capital A, 7.57%, due 12/1/45, 144A(a)	1,000,000	1,005,000

PROPERTY CASUALTY 1.0%
Liberty Mutual Insurance, 7.697%, due 10/15/97, 144A(a)	10,650,000	9,873,626
TOTAL INSURANCE		10,878,626

INTEGRATED TELECOMMUNICATIONS SERVICES 1.7%
CenturyLink, 7.65%, due 3/15/42	11,000,000	10,364,805
Citizens Communications Co., 9.00%, due 8/15/31	7,350,000	7,166,250
		17,531,055
TOTAL CORPORATE BONDS (Identified cost—$34,975,512)		34,174,056

		Number of Shares	Value

SHORT-TERM INVESTMENTS 2.3%
MONEY MARKET FUNDS
BlackRock Liquidity Funds: FedFund, 0.01%(e)		11,300,501	$11,300,501
Federated Government Obligations Fund, 0.01%(e)		11,300,448	11,300,448
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$22,600,949)			22,600,949

TOTAL INVESTMENTS (Identified cost—$966,721,147)	99.9%		994,356,328

OTHER ASSETS IN EXCESS OF LIABILITIES	0.1		772,840

NET ASSETS	100.0%		$995,129,168

Note: Percentages indicated are based on the net assets of the Fund.

(a)	Resale is restricted to qualified institutional investors. Aggregate holdings equal 20.3% of net assets of the Fund, of which 0.6% are illiquid.

(b)	Illiquid security. Aggregate holdings equal 0.6% of net assets of the Fund.

(c)	A portion of the security is segregated as collateral for open forward foreign currency exchange contracts: $910,000 has been segregated as collateral.

(d)

Fair valued security. This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors. Aggregate fair valued securities represent 0.3% of the net assets of the Fund.

(e)	Rate quoted represents the seven day yield of the fund.

Forward foreign currency exchange contracts outstanding at March 31, 2012 are as follows:

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation/ (Depreciation)

Brown Brothers, Harriman	USD	2,466,126	AUD	2,381,028	4/3/12	$261
Brown Brothers, Harriman	AUD	2,381,028	USD	2,564,000	4/3/12	97,613
Brown Brothers, Harriman	AUD	2,423,607	USD	2,502,277	5/2/12	9
Brown Brothers, Harriman	USD	6,712,424	EUR	5,041,250	4/3/12	11,089
Brown Brothers, Harriman	EUR	5,041,250	USD	6,743,277	4/3/12	19,764
Brown Brothers, Harriman	EUR	5,206,607	USD	6,933,326	5/2/12	(11,579)
Brown Brothers, Harriman	USD	3,266,635	GBP	2,044,842	4/3/12	4,092
Brown Brothers, Harriman	GBP	2,044,842	USD	3,265,224	4/3/12	(5,503)
Brown Brothers, Harriman	GBP	2,077,500	USD	3,318,079	5/2/12	(4,262)
						$111,484

Glossary of Portfolio Abbreviations

AUD	Australian Dollar
EUR	Euro Currency
FRN	Floating Rate Note
GBP	Great British Pound
ICONs	Income Capital Obligation Notes

PINES	Public Income Notes
REIT	Real Estate Investment Trust
TOPrS	Trust Originated Preferred Securities
TruPS	Trust Preferred Securities
USD	United States Dollar

Cohen & Steers Preferred Securities and Income Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1. Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day or, if no asked price is available, at the bid price. Forward contracts are valued daily at the prevailing forward exchange rate.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price as reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the advisor) to be over-the-counter, are valued at the last sale price as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day or, if no asked price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the advisor, pursuant to delegation by the Board of Directors, to reflect the fair market value of such securities.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing net asset value.

Under procedures approved by the Fund’s Board of Directors, the advisor has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures which are approved annually by the Fund’s Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the advisor determines that the bid and/or asked price does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not

Cohen & Steers Preferred Securities and Income Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the beginning of the period in which the underlying event causing the movement occurred.  Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. During the period ended March 31, 2012, transfers between Level 1 and Level 2 securities totaled $4,197,998.

The following is a summary of the inputs used as of March 31, 2012 in valuing the Fund’s investments carried at value:

Cohen & Steers Preferred Securities and Income Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Total	Quoted Prices In Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Preferred Securities - $25 Par Value - Bank	$110,079,280	$104,276,655	$—	$5,802,625	(a)
Preferred Securities - $25 Par Value - Electric - Integrated	16,019,400	5,999,400	—	10,020,000	(b)
Preferred Securities - $25 Par Value - Insurance - Multi-Line - Foreign	37,867,678	34,865,328	3,002,350	—
Preferred Securities - $25 Par Value - Insurance - Reinsurance - Foreign	25,436,343	17,088,743	—	8,347,600	(b)
Preferred Securities - $25 Par Value - Integrated Telecommunications Services	29,046,282	24,429,032	—	4,617,250	(b)
Preferred Securities - $25 Par Value - Real Estate - Diversified	25,394,628	23,636,477	1,758,151	—
Preferred Securities - $25 Par Value - Other Industries	173,631,473	173,631,473	—	—
Preferred Securities - Capital Securities - Bank	141,291,953	29,204,196	112,087,757	—

Preferred Securities - Capital Securities - Insurance - Multi-Line - Foreign	22,765,882	—	18,484,020	4,281,862	(b)

Preferred Securities - Capital Securities - Oil & Gas Exploration & Production	2,657,637	—	—	2,657,637	(c)
Preferred Securities - Capital Securities - Other Industries	353,390,767	—	353,390,767	—
Corporate Bonds	34,174,056	—	34,174,056	—
Money Market Funds	22,600,949	—	22,600,949	—
Total Investments (d)	$994,356,328	$413,131,304	$545,498,050	$35,726,974
Appreciation in Other Financial Instruments
Forward foreign currency exchange contracts	132,828	—	132,828	—
Total Appreciation in Other Financial Instruments (d)	$132,828	$—	$132,828	—

Depreciation in Other Financial Instruments
Forward foreign currency exchange contracts	(21,344)	—	(21,344)
Total Depreciation in Other Financial Instruments (d)	$(21,344)	$—	$(21,344)	—

(a)	Deemed illiquid and valued by a pricing service which utilized independent broker quotes.

(b)	Valued utilizing an independent broker quote.

(c)	Fair valued, pursuant to the Fund’s fair value procedures, utilizing inputs and assumptions which include dealer observations and recent comparables in similar securities.

(d)	Portfolio holdings are disclosed individually on the Schedule of Investments.

Investments classified as Level 3 infrequently trade and have significant unobservable inputs. Such items include investments for which the determination of fair value is based on prices from prior transactions, reputable dealers or third party pricing services without applying any adjustment.

Cohen & Steers Preferred Securities and Income Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Total Investments in Securities	Preferred Securities - $25 Par Value - Bank	Preferred Securities - $25 Par Value - Electric - Integrated	Preferred Securities -$25 Par Value - Insurance - Reinsurance - Foreign	Preferred Securities - $25 Par Value - Integrated Telecommunications Services	Preferred Securities – Capital Insurance - Multi- Line - Foreign	Preferred Securities - Capital Securities- Oil & Gas Exploration & Production
Balance as of December 31, 2011	$5,188,161	$2,832,625	$—	$—	$—	$—	$2,355,536
Accretion (Amortization)	(1,686)	—	—	—	—	(1,688)	2
Change in unrealized appreciation	722,185	30,000	23,633	148,083	46,820	171,550	302,099
Purchases	29,818,314	2,940,000	9,996,367	8,199,517	4,570,430	4,112,000	—
Balance as of March 31, 2012	$35,726,974	$5,802,625	$10,020,000	8,347,600	$4,617,250	$4,281,862	$2,657,637

The change in unrealized appreciation attributable to securities owned on March 31, 2012 which were valued using significant unobservable inputs (Level 3) amounted to $722,185.

The following table summarizes the quantitative inputs and assumptions used for investments categorized in Level 3 of the fair value hierarchy. The disclosure below excludes investments for which fair value is based upon unobservable inputs.

	Fair Value at 3/31/12	Valuation Technique	Unobservable Inputs	Range
Preferred Securities - Capital Securities - Oil & Gas Exploration & Production	$2,657,637	Consensus Pricing	Bid-Ask Spread	99.238-100.030

The significant unobservable input utilized in the fair value measurement of the Fund’s Level 3 equity investment in Preferred Securities - Capital Securities - Oil & Gas Exploration & Production is the bid-ask spread. Significant changes in this input may result in a materially higher or lower fair value measurement.

Note 2. Derivative Instruments: The following summarizes the volume of the Fund’s forward foreign currency exchange contracts activity during the period ended March 31, 2012:

Cohen & Steers Preferred Securities and Income Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Forward Foreign Currency Exchange Contracts
Average Notional Amount	$11,267,032
Ending Notional Amount	12,753,682

The following is a summary of the Fund’s derivative instruments as of March 31, 2012:

Forward foreign currency exchange contracts	$111,484

Forward Foreign Currency Exchange Contracts: In connection with its investments in foreign securities, the Fund may be exposed to foreign currency risks associated with portfolio investments and therefore use forward foreign currency exchange contracts (forward contracts) to hedge or manage these exposures. Forward contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into.  The risks include the potential inability of counterparties to meet the terms of their contracts and unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency translation gains or losses. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

Note 3. Income Tax Information

As of March 31, 2012, the federal tax cost and net unrealized appreciation on securities were as follows:

Cost for federal income tax purposes	$966,721,147
Gross unrealized appreciation	$30,621,837
Gross unrealized depreciation	(2,986,656)
Net unrealized appreciation	$27,635,181

Item 2. Controls and Procedures

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                  Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

By:	/s/Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: May 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Adam M. Derechin	By:	/s/James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal		Title: Treasurer and Principal
	Executive Officer		Financial Officer

Date: May 25, 2012